Net finance income (expense) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Finance income	$ 345	$ 477	$ 642	$ 1,029
Income from investments and marketable securities (Government Bonds)	225	380	448	812
Other finance income	120	97	194	217
Finance expenses	(1,065)	(2,932)	(2,048)	(4,004)
Interest on finance debt	(517)	(519)	(983)	(1,073)
Unwinding of discount on lease liability	(653)	(557)	(1,275)	(1,104)
Capitalized borrowing costs	467	383	916	759
Unwinding of discount on the provision for decommissioning costs	(329)	(258)	(648)	(530)
Tax settlement programs - federal taxes (1)		(1,930)		(1,930)
Other finance expenses	(33)	(51)	(58)	(126)
Foreign exchange gains (losses) and indexation charges	1,735	(4,414)	4,169	(5,833)
Foreign exchange gains (losses) (2)	2,032	(3,540)	5,068	(4,421)
Real x U.S. dollar	2,141	(3,536)	5,218	(4,449)
Other currencies	(109)	(4)	(150)	28
Reclassification of hedge accounting to the Statement of Income (2)	(498)	(600)	(1,220)	(1,297)
Tax settlement programs - federal taxes (1)		(220)		(220)
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(87)	(318)	(151)	(388)
Recoverable taxes inflation indexation income	101	(145)	159	(96)
Other foreign exchange gains and indexation charges, net	187	409	313	589
Total	$ 1,015	$ (6,869)	$ 2,763	$ (8,808)